NOTES PAYABLE (Details) - Convertible Debt - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 6,857,000	$ 1,380,000	$ 310,000
Less: Discount	(5,343,875)	(1,295,527)	(57,644)
Convertible Notes Payable, Net of Discounts	1,513,125	84,473	252,356
Convertible Notes Payable, Net of Discounts, Current Portion	396,813	43,401	252,356
Convertible Notes Payable, Net of Discounts, Long-term Portion	1,116,312	41,072	0
Related Party Debt [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		68,750	192,000
Less: Discount		(65,918)	0
Convertible Notes Payable, Net of Discounts		2,832	192,000
Convertible Notes Payable, Net of Discounts, Current Portion		2,832	0
Convertible Notes Payable, Net of Discounts, Long-term Portion		0	192,000
Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	72,000
Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	120,000
Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	31,250
Convertible Debt [Member] | Lamadrid Note [Member] | President and Chief Financial Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		31,250	0
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	37,500
Convertible Debt [Member] | Binder Convertible Note 9 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		37,500	0
Convertible Debt [Member] | April 2015 Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	100,000
Convertible Debt [Member] | Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	210,000
Convertible Debt [Member] | Firstfire Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	550,000	0
Convertible Debt [Member] | Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	55,000	0
Convertible Debt [Member] | YA II PN Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 500,000	750,000	0
Convertible Debt [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		$ 25,000	$ 0